Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Goodwill impairment					$ 0	$ 1,244,309
Impairment of long-lived tangible assets			$ 0		0
Cash equivalents					0	0
Sales return, allowances, discounts and refund liability					265,700	94,000
Allowance for bad debt	$ 0		0		0	0
Inventory allowance	890,900		890,900		176,000
Cost of revenue	887,850	$ 1,586,478	4,459,458	$ 4,775,102	5,966,452	13,419,133
Fixed asset						1,873,619
Foreign currency translation adjustment description					The rate used in the financial statements for TOBC as presented for December 31, 2023 was 0.74 Canadian Dollars to U.S. Dollars and for December 31, 2022 was 0.80 Canadian Dollars to U.S. Dollars
Foreign currency translation adjustment					$ 55,900	60,100
Advertising expenses					4,500	5,400
Interest payable					83,000	67,000
Interest and penalties recognized					0	0
Sales return and allowances	66,160		66,160		31,064	22,725
Refund liability	$ 42,317		42,317		189,975
Inventory allowance			$ 714,900		$ 176,000
Equipment [Member]
Product Information [Line Items]
Lease term	3 years		3 years
Real Property [Member] | Minimum [Member]
Product Information [Line Items]
Lease term	6 years		6 years
Real Property [Member] | Maximum [Member]
Product Information [Line Items]
Lease term	7 years		7 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Sixteen Customer [Member]
Product Information [Line Items]
Concentration risk percentage					52.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage					22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Ten Customer [Member]
Product Information [Line Items]
Concentration risk percentage					59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage						36.00%
Cost of Goods and Service, Segment Benchmark [Member] | Indonesia Canada and China [Member] | Four Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage					82.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Four Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage					35.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage						29.00%
Cost of Goods and Service, Segment Benchmark [Member] | Indonesia Vietnam and China [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage						76.00%
Bacolod Blue Star Export Corp [Member]
Product Information [Line Items]
Due from related party for future shipments					$ 1,300,000	$ 1,300,000
Cost of revenue			$ 0	$ 0	0	0
Related Party [Member]
Product Information [Line Items]
Due from related party for future shipments	$ 1,300,000		$ 1,300,000		$ 1,300,000
Customer Relationships [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets						1,595,677
Trademarks [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets						1,006,185
Noncompete Agreements [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets						78,116
Fixed Assets [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets						$ 1,873,619